Income Tax Expense - Summary of Deferred Tax Assets and Liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred Tax Assets And Liabilities [line items]
Total deferred tax assets	€ 1,295	€ 2,023
Deferred tax liabilities	(996)	(1,024)
Total deferred tax liabilities	(1,405)	(2,515)
Inventories obsolescence [member]
Deferred Tax Assets And Liabilities [line items]
Deferred tax assets	633	354
Provision for contingent liabilities [member]
Deferred Tax Assets And Liabilities [line items]
Deferred tax assets	466	379
Other temporary differences [member]
Deferred Tax Assets And Liabilities [line items]
Deferred tax assets	174	12
Deferred tax liabilities	(149)	(131)
Intercompany profit on inventory [member]
Deferred Tax Assets And Liabilities [line items]
Deferred tax assets	22	1,278
Withholding tax on unremitted earnings of subsidiaries [member]
Deferred Tax Assets And Liabilities [line items]
Deferred tax liabilities	(516)	(1,024)
Withholding tax on liquidation of subsidiaries [member]
Deferred Tax Assets And Liabilities [line items]
Deferred tax liabilities	(482)
Deferred revenue (IFRS 15) [member]
Deferred Tax Assets And Liabilities [line items]
Deferred tax liabilities		(984)
Unrealised net gains on foreign exchange [member]
Deferred Tax Assets And Liabilities [line items]
Deferred tax liabilities	€ (258)	€ (376)